Segment Reporting (Details) - Schedule of segment’s revenue and gross profit - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	$ 52,990,008	$ 46,884,584
Cost	(50,460,142)	$ (41,210,047)
Automobile [Member]
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	16,037,762
Cost	(15,722,861)
Segment gross profit	314,901
Segment gross profit margin	2
Healthcare products [Member]
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	28,103,868
Cost	(26,249,334)
Segment gross profit	1,854,534
Segment gross profit margin	6.6
Consolidated [Member]
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	52,990,008
Cost	(50,460,142)
Segment gross profit	2,529,866
Segment gross profit margin	4.8
Online Store [Member]
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	8,093,778
Cost	(7,740,129)
Segment gross profit	353,649
Segment gross profit margin	4.4
Internet Information and Advertising Service [Member]
Segment Reporting (Details) - Schedule of segment’s revenue and gross profit [Line Items]
Revenues	754,600
Cost	(747,818)
Segment gross profit	6,782
Segment gross profit margin	$ 0.9